Fair Value, Option, Carrying Amount (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	$ 42,305	$ 44,791
Loans held for sale	6	1,176
Loans	6,206	5,916
Long-term debt	(1)	0
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	42,305	44,791
Mortgages held for sale, Unpaid principal	41,183	43,687
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	1,122	1,104
Nonaccrual loans	309	265
Nonaccrual loans, Unpaid principal	655	584
Nonaccrual loans, Aggregate difference	(346)	(319)
Loans 90 days or more past due and still accruing	49	44
Loans 90 days or more past due and still accruing, Unpaid principal	64	56
Loans 90 days or more past due and still accruing, Aggregate difference	(15)	(12)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale	6	1,176
Loans, Unpaid principal	10	1,216
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	(4)	(40)
Nonaccrual loans	2	25
Nonaccrual loans, Unpaid principal	6	39
Nonaccrual loans, Aggregate difference	(4)	(14)
Loans Receivable [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans	6,206	5,916
Loans, Unpaid principal	5,669	5,441
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	537	475
Nonaccrual loans	89	32
Nonaccrual loans, Unpaid principal	89	32
Nonaccrual loans, Aggregate difference	0	0
Long-term debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt	(1)	0
Long-term debt, Unpaid principal	(1,157)	0
Long-term debt, Aggregate differences	$ 1,156	$ 0